Employee Benefits - Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Beginning	₩ (251,612)	₩ (272,152)	₩ (314,106)
Current actuarial gains (losses)	(47,543)	20,540	41,954
Ending	₩ (299,155)	₩ (251,612)	₩ (272,152)